Segment Financial Information - Net Sales, Long-Lived Assets and Total Assets by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
Net sales	$ 1,044.1	$ 1,029.2	$ 1,022.8	$ 1,033.3	$ 1,061.8	$ 1,066.0	$ 1,042.1	$ 991.2	$ 4,129.4	$ 4,161.1	$ 3,638.7
Long-lived assets:
Long-lived assets	234.1				210.0				234.1	210.0
Total assets:
Total assets	5,402.0				5,189.7				5,402.0	5,189.7
United States [Member]
Net sales:
Net sales									2,117.5	2,172.4	1,961.8
Long-lived assets:
Long-lived assets	130.6				117.2				130.6	117.2
Total assets:
Total assets	2,661.4				2,581.9				2,661.4	2,581.9
International [Member]
Net sales:
Net sales									2,011.9	1,988.7	1,676.9
Long-lived assets:
Long-lived assets	103.5				92.8				103.5	92.8
Total assets:
Total assets	$ 2,740.6				$ 2,607.8				$ 2,740.6	$ 2,607.8